Right of Use Assets and Obligation for Lease Contracts (Tables)	12 Months Ended
Dec. 31, 2022
Right of Use Assets and Obligation for Lease Contracts [Abstract]
Schedule of the composition of the right of use assets
		As of December 31, 2022
2022	Opening balances as of January 1, 2022	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	137,879	231,603	(97,808)	133,795
Other	-	-	-	-
Total	137,879	231,603	(97,808)	133,795

		As of December 31, 2021
2021	Opening balances as of January 1, 2021	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	147,997	212,446	(74,567)	137,879
Other	-	-	-	-
Total	147,997	212,446	(74,567)	137,879

Schedule of gross balance
2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	212,446	-	212,446
Additions	31,207	-	31,207
Disposals	(12,050)	-	(12,050)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2022	231,603	-	231,603

2021	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2021	197,573	-	197,573
Additions	25,582	-	25,582
Disposals	(10,709)	-	(10,709)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2021	212,446	-	212,446

Schedule of accumulated amortization
2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	(74,567)	-	(74,567)
Amortisation for the period	(31,319)	-	(31,319)
Sales and disposals during the period	8,078	-	8,078
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2022	(97,808)	-	(97,808)

2021	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2021	(49,576)	-	(49,576)
Amortisation for the period	(28,899)	-	(28,899)
Sales and disposals during the period	3,908	-	3,908
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2021	(74,567)	-	(74,567)

Schedule of the composition of lease liability balances
	As of December 31,
	2022	2021
	MCh$	MCh$
Lease liability	137,089	139,795
Total	137,089	139,795

Schedule of expenses associated with assets for the right of use leased assets and lease liability
	As of December 31,
	2022	2021
	MCh$	MCh$
Depreciation	31,319	28,899
Interests	2,283	2,283
Short term lease	3,844	3,844
Total	37,446	35,026

Schedule of the maturity level of the lease liability, according to their contractual maturity
	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	25,902	23,391
Due after 1 year but within 2 years	24,862	23,390
Due after 2 years but within 3 years	22,093	21,730
Due after 3 years but within 4 years	19,565	18,888
Due after 4 years but within 5 years	13,220	16,360
Due after 5 years	31,447	36,036
Total	137,089	139,795

Schedule of the future minimum lease cash inflows under non-cancellable operating leases
	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	1,090	1,062
Due after 1 year but within 2 years	1,805	1,081
Due after 2 years but within 3 years	582	902
Due after 3 years but within 4 years	475	690
Due after 4 years but within 5 years	470	624
Due after 5 years	1,194	1,403
Total	5,616	5,762